Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment revenue
Sales to external customers		$ 79,510,746	$ 80,671,081	$ 68,132,256
Segment profit/(loss)		(24,218,098)	(6,764,511)	(16,581,221)
Interest income		1,478,436	872,503	28,043
Gain on disposal of assets in Malaysian operations	[1]	600,000
Finance costs		(25,472)	(19,028,007)	(7,800,597)
Depreciation and amortization		(4,042,969)	(7,164,677)	(4,788,750)
Impairment of goodwill				(4,382,926)
Impairment of intangible assets		(4,541,074)	(3,105,507)	(1,450,781)
Equity-settled share-based payment expense		(3,179,214)	(6,629,044)	(14,430,835)
Other long-term employee benefits expense			(109,702)	4,951,482
Changes in fair value of financial instruments		446,811	(57,333,432)	(1,101,484)
Gain on derecognition of convertible loans and bridge loan				135,031
Share-based payment on listing			(67,027,178)
Transaction expenses			(6,643,367)
Other equity-settled transactions			(500,000)	(882,115)
Unrealized foreign exchange differences, net		(4,196,831)	895,392	(3,389,441)
Loss before tax		(37,678,411)	(172,537,530)	(49,693,594)
Hong Kong [Member]
Segment revenue
Sales to external customers		30,443,311	26,947,177	22,247,140
Segment profit/(loss)		(2,585,990)	680,500	(283,904)
Singapore [Member]
Segment revenue
Sales to external customers		30,890,285	32,069,713	23,467,954
Segment profit/(loss)		(6,501,311)	(1,579,640)	(2,035,946)
Philippines [Member]
Segment revenue
Sales to external customers		12,843,932	14,169,389	9,857,822
Segment profit/(loss)		(1,726,411)	768,659	(1,327,478)
Taiwan [Member]
Segment revenue
Sales to external customers		5,136,523	6,742,747	11,027,139
Segment profit/(loss)		(1,331,595)	(826,446)	(1,160,908)
Malaysia [Member]
Segment revenue
Sales to external customers		196,695	738,053	1,282,194
Segment profit/(loss)		(552,509)	(485,596)	(1,877,997)
Other Asia [Member]
Segment revenue
Sales to external customers			4,002	250,007
Segment profit/(loss)		(88,113)	(105,546)	(1,353,876)
Unallocated [Member]
Segment revenue
Sales to external customers
Segment profit/(loss)		$ (11,432,169)	$ (5,216,442)	$ (8,541,112)

[1]	During the year ended December 31, 2024, the Group has disposed of the brand, its website, domain names, select user data, and certain intellectual property right operating exclusively in Malaysia with carrying amount of US$nil to a third party in exchange of preference shares in the third party with an estimated fair value of US$600,000 (note 10).